LEASE - Total leases - Gross difference (Details) $ in Thousands	Dec. 31, 2022 USD ($)
LEASE
Total future minimum lease payments	$ 95,918
Less: imputed interest	31,325
NPV for future minimum lease payments	$ 64,593